Segment Information - Summary of Capital Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [Line Items]
Capital expenditure	£ 3,522	£ 3,454	£ 2,622
Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	2,880	2,833	2,210
Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	642	621	412
BT Consumer [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	291	237	207
BT Consumer [Member] | Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	185	145	119
BT Consumer [Member] | Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	106	92	88
EE [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	628	616	96
EE [Member] | Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	498	483	67
EE [Member] | Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	130	133	29
Business and Public Sector [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	304	275	153
Business and Public Sector [Member] | Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	211	211	117
Business and Public Sector [Member] | Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	93	64	36
Global Services [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	278	361	355
Global Services [Member] | Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	186	235	293
Global Services [Member] | Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	92	126	62
Wholesale and Ventures [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	229	226	209
Wholesale and Ventures [Member] | Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	142	149	139
Wholesale and Ventures [Member] | Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	87	77	70
Openreach [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,658	1,573	1,447
Openreach [Member] | Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,588	1,499	1,385
Openreach [Member] | Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	70	74	62
Other [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	134	166	155
Other [Member] | Property, Plant and Equipment [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	70	111	90
Other [Member] | Intangible Assets [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	£ 64	£ 55	£ 65